Foreign Exchange (Gain) Loss, Net - Schedule of Foreign Exchange Gain Loss Net (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	$ (419)	$ 213	$ (648)	$ 495
Realized Foreign Exchange (Gain) Loss	264	(1)	295	(6)
Total	(155)	212	(353)	489
Long-term Borrowings [Member]
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	(413)	210	(628)	477
Other [Member]
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	$ (6)	$ 3	$ (20)	$ 18